QUARTERLY RESULTS (UNAUDITED) (Details) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares	Sep. 26, 2015 USD ($) manufacturing_facility $ / shares	Jun. 27, 2015 USD ($) $ / shares	Mar. 28, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	Sep. 27, 2014 USD ($) $ / shares	Jun. 28, 2014 USD ($) $ / shares	Mar. 29, 2014 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($) $ / shares
Selected Quarterly Financial Information [Abstract]
Revenues	$ 612.7	$ 589.5	$ 615.1	$ 571.2	$ 722.5	$ 681.5	$ 706.3	$ 659.3	$ 2,388.5	$ 2,769.6	$ 2,804.8
Gross profit	194.8	197.9	211.2	188.3	254.0	234.9	238.9	208.7
Net income (loss)	21.8	(4.2)	46.7	23.1	22.2	56.3	37.8	19.6	87.4	135.9	132.5
Less: Net income (loss) attributable to noncontrolling interests	0.7	(0.1)	(0.4)	(0.3)	0.4	0.8	0.6	(0.4)	(0.1)	1.4	1.5
Net income (loss) attributable to SPX FLOW, Inc.	$ 21.1	$ (4.1)	$ 47.1	$ 23.4	$ 21.8	$ 55.5	$ 37.2	$ 20.0	$ 87.5	$ 134.5	$ 131.0
Basic income (loss) per share of common stock (in dollars per share) | $ / shares	$ 0.52	$ (0.10)	$ 1.15	$ 0.57	$ 0.53	$ 1.36	$ 0.91	$ 0.49	$ 2.14	$ 3.30	$ 3.21
Diluted income (loss) per share of common stock (in dollars per share) | $ / shares	$ 0.51	$ (0.10)	$ 1.15	$ 0.57	$ 0.53	$ 1.36	$ 0.91	$ 0.49	$ 2.14	$ 3.29	$ 3.20
Recognized gains (losses), net of taxes, associated with pension and other postretirement benefit plans	$ 1.3	$ (5.0)			$ (16.5)			$ (1.1)
Indefinite-lived Intangible Assets [Line Items]
Impairment charge									$ 22.7	$ 11.7	$ 4.7
Special charges, net									42.6	14.2	16.0
Tax expense related to repatriation of certain earnings of our non-U.S. subsidiaries	4.2	$ 7.4			18.6					18.6
Tax expense related to increases in valuation allowances recorded against foreign deferred income tax assets							$ 17.0		5.2	22.3
Length of quarter		91 days	91 days			91 days	91 days
Facility consolidation costs
Indefinite-lived Intangible Assets [Line Items]
Special charges, net		$ 16.5							$ 2.5	$ 0.6	$ 1.0
Number of manufacturing facilities | manufacturing_facility		2
Technology assets and trademarks | Food and Beverage and Power and Energy
Indefinite-lived Intangible Assets [Line Items]
Impairment charge	$ 5.4	$ 10.9
Trademarks | Power And Energy And Industrial Segments [Member]
Indefinite-lived Intangible Assets [Line Items]
Impairment charge					$ 9.2